Cover	Feb. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43135
Entity Registrant Name	Averin Capital Acquisition Corp.
Entity Central Index Key	0002096900
Entity Tax Identification Number	98-1891461
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	240 W 40th Street
Entity Address, Address Line Two	Office 205
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	339
Local Phone Number	234-9160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-sixth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-sixth of one redeemable warrant
Trading Symbol	ACAAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ACAA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ACAAW
Security Exchange Name	NASDAQ